Earnings Per Share (EPS) (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Net loss per share:
Calculation of basic and diluted net loss per common share
The following table represents the calculation of basic and diluted net loss per common share:

	Three Months Ended June 30,
	2015	2014

Net loss	$(1,345)	$(1,248)
Basic and diluted:
Weighted-average common shares outstanding	10,485	2,032
Weighted-average common shares used in per share computation	10,485	2,032

Net loss per share
Basic and diluted	$(0.13)	$(0.61)

The following table represents the calculation of basic and diluted net income (loss) per common share (in thousands, except per share data):

	Year Ended March 31,
	2015	2014

Loss from continuing operations	$(5,164)	$(3,469)
Net income from discontinued operations, net of taxes	-	155

Net loss applicable to common stockholders	$(5,164)	$(3,314)
Basic and diluted:
Weighted-average common shares outstanding	3,387	1,965
Weighted-average common shares used in per share computation	3,387	1,965

Net loss per share from continuing operations:
Basic and diluted	$(1.52)	$(1.77)
Net income per share from discontinued operations:
Basic and diluted	$-	$0.08
Net loss per share:
Basic and diluted	$(1.52)	$(1.69)

Schedule of antidilutive securities excluded from computation of earnings per share
The following shares of common stock equivalents were excluded from the computation of diluted earnings per share for the three months ended June 30, 2015 and 2014 because including them would have been anti-dilutive.

	June 30, 2015	June 30, 2014

Outstanding Options	610,619	383,427
Outstanding RSUs	23,921	152,631
	634,540	536,058

Warrants - Sequel	-	92,888
Warrants S-3 (June 2014)	27,405	27,405
Warrants - S-1	4,256,000	-
Warrants - underwriters	186,066	-
Shares Excluded from EPS calculation	5,104,011	656,351

The following shares of common stock equivalents and warrants were excluded from the computation of diluted earnings per share for the years March 31, 2015 and 2014 because including them would have been anti-dilutive.

	March 31, 2015	March 31, 2014

Outstanding Options	665,058	371,759
Outstanding RSUs	23,921	129,050
	688,979	500,809

Warrants - Sequel	-	92,888
Warrants S-3 (June 2014)	27,405	-
Warrants - S-1	4,256,000	-
Warrants - underwriters	186,066	-
Shares Excluded from EPS calculation	5,158,450	593,697

Schedule of warrants outstanding to purchase the Company's stock
At June 30, 2015, the Company had the following warrants outstanding to purchase the Company’s stock:

Issue Date	Outstanding Warrants	Exercise Price	Maturity Date

6/24/2014	27,405	$2.50	6/24/2020
2/25/2015	4,256,000	$1.18	2/25/2020
2/25/2015	115,200	$1.56	2/18/2020
3/2/2015	70,866	$1.59	2/25/2020
	4,469,471